Partnership Organization And Formation (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015 employee	Jan. 31, 2016 employee	Jul. 31, 2015 employee state
Partnership formation date			Apr. 22, 1994
Limited partner interest	99.00%	99.00%	99.00%
General partner ownership interest	1.00%	1.00%	1.00%
Equity interest in subsidiary	100.00%	100.00%	100.00%
Number of States in which Entity Operates	50	50	50
Number of employees	0	0	0